                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05999
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Bayard D. Waring               Gloucester, Massachusetts   October 28, 2003
 -------------------------------    -------------------------   ----------------
         [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                 Amelia Peabody Foundation
    ---------------          ------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: $3,272
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     1.       28-05993                 Philip B. Waring
    ---       -----------------        ---------------------------------

                         BAYARD WARING
    FORM 13F INFORMATION TABLE FOR PERIOD ENDED SEPTEMBER 30, 2003


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ABERDEEN ASIA PAC
  PRIME INC               Closed End        3009107     31      5500     SH          Shared-Other   1         5500    0        0
                          Mtl Fnd
ABERDEEN GLOBAL INCOME
  FUND INC.               Closed End        3013109     48      4000     SH          Shared-Other   1         4000    0        0
                          Mtl Fnd
ALLIANCE RESOURCE
  PARTNERS                Public          01877R108    208      7000     SH          Shared-Other   1         7000    0        0
                          Partnerships
AMERIGAS PARTNERS LP      Common           30975106    151      6000     SH          Shared-Other   1         6000    0        0
AMGEN INC                 Common           31162100    258      4000     SH          Shared-Other   1         4000    0        0
ANTHRACITE CAP INC        Common           37023108     58      6000     SH          Shared-Other   1         6000    0        0
APEX MTG CAP INC          Common           37564101     27      5000     SH          Shared-Other   1         5000    0        0
CLEAR CHANNEL
  COMMUNICATIONS INC      Common           184502102   192      5000     SH          Shared-Other   1         5000    0        0
DELL INC                  Common           24702R101   100      3000     SH          Shared-Other   1         3000    0        0
DOMINION RES BLACK
  WARRIOR TR              Equity UITs      25746Q108   137      5000     SH          Shared-Other   1         5000    0        0
GARMIN LTD ORD            Common           G37260109   126      3000     SH          Shared-Other   1         3000    0        0
GREAT PLAINS
  ENERGY INC              Common           391164100   152      5000     SH          Shared-Other   1         5000    0        0
GULFTERRA ENERGY
  PARTNERS LP             Common           40274U108   321      8000     SH          Shared-Other   1         8000    0        0
HOSPITALITY PROPERTIES
  TRUST                   Common           44106M102   175      5000     SH          Shared-Other   1         5000    0        0
INTEL CORP                Common           458140100    83      3000     SH          Shared-Other   1         3000    0        0
ISHARES MSCI JAPAN        Common--         464286848    44      5000     SH          Shared-Other   1         5000    0        0
                          Foreign
JDS UNIPHASE CORP         Common           46612J101    50     14000     SH          Shared-Other   1        14000    0        0
JOHNSON & JOHNSON         Common           478160104    45       900     SH          Shared-Other   1          900    0        0
KINDER MORGAN ENERGY
  PARTNERS LP             Public           494550106   257      6000     SH          Shared-Other   1         6000    0        0
                          Partnerships
MICROSOFT CORP            Common           594918104   139      5000     SH          Shared-Other   1         5000    0        0
NATIONAL SEMICONDUCTOR
  CORP                    Common           637640103   194      6000     SH          Shared-Other   1         6000    0        0
NEXTEL COMMUNICATIONS
  INC                     Common           65332V103    99      5000     SH          Shared-Other   1         5000    0        0
STANDARD PACIFIC CORP     Common           85375C101    24       625     SH          Shared-Other   1          625    0        0
TEXAS INSTRUMENTS INC     Common           882508104   114      5000     SH          Shared-Other   1         5000    0        0
TYCO INTERNATIONAL LTD    Common           902124106    82      4000     SH          Shared-Other   1         4000    0        0
WASHINGTON MUTUAL INC     Common           939322103   157      4000     SH          Shared-Other   1         4000    0        0
TOTAL                                                3,272

                                       3